Trade Receivables and Trade Payables (Details)	9 Months Ended
Sep. 30, 2025
Bottom of Range [Member]
Trade Receivables and Trade Payables [Line Items]
Trade receivables non-interest bearing credit term	30 days
Top of Range [Member]
Trade Receivables and Trade Payables [Line Items]
Trade receivables non-interest bearing credit term	90 days